Warrants	6 Months Ended
May 31, 2019
Warrants [Abstract]
Warrants

All of the Company’s outstanding warrants are considered to be indexed to the Company’s own stock and are therefore classified as equity under ASC 480. The warrants, in specified situations, provide for certain compensation remedies to a holder if the Company fails to timely deliver the shares underlying the warrants in accordance with the warrant terms.

In the underwritten public offering completed in June 2016, gross proceeds of $5,200,000 were received through the sale of the Company’s units comprised of common shares and warrants. The Company issued at the initial closing of the offering an aggregate of 322,981 common shares and warrants to purchase an additional 161,490 common shares, at a price of $16.10 per unit. The warrants are currently exercisable, have a term of five years and an exercise price of $19.30 per common share. The underwriter also purchased at such closing additional warrants (collectively with the warrants issued at the initial closing, the “June 2016 Warrants”) at a purchase price of $0.01 per warrant to acquire 24,223 common shares pursuant to the overallotment option exercised in part by the underwriter. The Company subsequently sold an aggregate of 45,946 additional common shares at the public offering price of $16.10 per share in connection with subsequent partial exercises of the underwriter’s overallotment option. The fair value of the June 2016 Warrants of $1,175,190 was initially estimated at closing using the Black-Scholes Option Pricing Model, using volatility of 64.1%, risk free interest rates of 0.92%, expected life of 5 years, and dividend yield of Nil. The June 2016 Warrants currently outstanding are detailed below.

In the registered direct offering completed in October 2017, gross proceeds of $4,000,000 were received through the sale of the Company’s common shares and warrants. The Company issued at the closing of the offering an aggregate of 363,636 common shares at a price of $11.00 per share and warrants to purchase an additional 181,818 common shares (the “October 2017 Warrants”). The October 2017 Warrants became exercisable six months following the closing date, will expire 30 months after the date they became exercisable, and have an exercise price of $12.50 per common share. The Company also issued the October 2017 Placement Agents Warrants to purchase 18,181 common shares at an exercise price of $13.75 per share. The holders of October 2017 Warrants and October 2017 Placement Agent Warrants are entitled to a cashless exercise under which the number of shares to be issued will be based on the number of shares for which warrants are exercised times the difference between the market price of the common share and the exercise price divided by the market price. The fair value of the October 2017 Warrants of $742,555 was initially estimated at closing using the Black- Scholes Option Pricing Model, using volatility of 73.67%, risk free interest rates of 1.64%, expected life of 3 years, and dividend yield of Nil.

The fair value of the October 2017 Placement Agents Warrants was estimated at $86,196 using the Black-Scholes Option Pricing Model, using volatility of 73.67%, a risk free interest rate of 1.64%, an expected life of 3 years, and a dividend yield of Nil.

The October 2017 Warrants and the October 2017 Placement Agent Warrants currently outstanding are detailed below.

In the two registered direct offerings completed in March 2018, gross proceeds of $5,300,000 were received through the sale of the Company’s common shares and warrants. The Company issued at the closing of the offering an aggregate of 883,333 common shares at a price of $6.00 per share and the March 2018 Warrants to purchase an additional 441,666 common shares. The March 2018 Warrants became exercisable six months following the closing date, will expire 30 months after the date they became exercisable and have an exercise price of $6.00 per common share. The Company also issued the March 2018 Placement Agent Warrants to purchase 44,166 common shares at an exercise price of $7.50 per share. The holders of March 2018 Warrants and March 2018 Placement Agent Warrants are entitled to a cashless exercise under which the number of shares to be issued will be based on the number of shares for which warrants are exercised times the difference between the market price of the common share and the exercise price divided by the market price. The fair value of the March 2018 Warrants of $1,115,480 was initially estimated at closing using the Black- Scholes Option Pricing Model, using volatility of 70%, risk free interest rates of 2.44% and 2.46%, expected life of 3 years, and dividend yield of Nil.

The fair value of the March 2018 Placement Agent Warrants was estimated at $141,284 using the Black-Scholes Option Pricing Model, using volatility of 70%, risk free interest rates of 2.44% and 2.46%, an expected life of 3 years, and a dividend yield of Nil. The March 2018 Warrants and the March 2018 Placement Agent Warrants currently outstanding are detailed below.

In October 2018, the Company completed an underwritten public offering in the United States, resulting in the sale to the public of 827,970 Units at $0.75 per Unit, which are comprised of one common share and one 2018 Unit Warrant (as defined above) exercisable at $0.75 per share. The Company concurrently sold an additional 1,947,261 common shares and 2018 Option Warrants to purchase 2,608,695 common shares exercisable at $0.75 per share pursuant to the overallotment option exercised in part by the underwriter. The price of the common shares issued in connection with exercise of the overallotment option was $0.74 per share and the price for the warrants issued in connection with the exercise of the overallotment option was $0.01 per warrant, less in each case the underwriting discount. In addition, the Company issued 16,563,335 2018 Pre-Funded Units (as defined above), each 2018 Pre-Funded Unit consisting of one 2018 Pre-Funded Warrant (as defined above) to purchase one common share and one 2018 Warrant (as defined above) to purchase one common share. The 2018 Pre-Funded Units were offered to the public at $0.74 each and a 2018 Pre-Funded Warrant is exercisable at $0.01 per share. Each 2018 Firm Warrant is exercisable immediately and has a term of five years and each 2018 Pre-Funded Warrant is exercisable immediately and until all 2018 Pre-Funded Warrants are exercised. The Company also issued the October 2018 Placement Agent Warrants to the placement agents to purchase 1,160,314 common shares at an exercise price of $0.9375 per share, which were exercisable immediately upon issuance. In aggregate, in October 2018, the Company issued 2,775,231 common shares, 16,563,335 2018 Pre-Funded Warrants and 20,000,000 2018 Firm Warrants in addition to 1,160,314 October 2018 Placement Agent Warrants.

The fair value of the 2018 Firm Warrants of $279,086 was initially estimated at closing using the Black-Scholes Option Pricing Model, using volatility of 92%, risk free interest rates of 3.02%, expected life of 5 years, and dividend yield of Nil. The fair value of the October 2018 Placement Agents Warrants was estimated at $461,697 using the Black-Scholes Option Pricing Model, using volatility of 92%, risk free interest rates of 3.02%, an expected life of 5 years, and a dividend yield of Nil.

The fair value of the 2018 Pre-Funded Warrant of $12,256,868 and the fair value of the 2018 Firm Warrants of $279,086, respectively, were recorded under Additional paid-in-capital in the consolidated statements of shareholders’ equity (deficiency).

During the three and six months ended May 31, 2019, 150,000 and 2,793,334 (three and six months ended May 31, 2018 – Nil) 2018 Pre-Funded Warrants were exercised for proceeds of $1,500 and $27,953 (three and six months ended May 31, 2018 - $Nil), and the Company recorded a charge of $979,705 (three and six months ended May 31, 2018 - $Nil) from Additional paid-in-capital to common shares under Capital stock. During the six months ended May 31, 2019, 1,030,000 common shares were issued in respect of 2018 Pre-Funded Warrants which were exercised as of November 30, 2018 but for which common shares were not yet issued as of November 30, 2018.

As at May 31, 2019, 1,616,667 2018 Pre-Funded Warrants are outstanding which are exercisable immediately at $0.01 per share. In addition, the following table provides information on the 23,740,290 warrants including 2018 Firm Warrants outstanding and exercisable as of May 31, 2019:

		Number		Shares issuable
Warrant	Exercise price	outstanding	Expiry	upon exercise

June 2016 Warrants	$ 19.30	277,478	June 02, 2021	138,739
October 2017 Warrants	$ 12.50	181,818	October 13, 2020	181,818
October 2017 Placement
Agent Warrants	$ 13.75	18,181	October 13, 2020	18,181
March 2018 Warrants	$ 6.00	291,666	March 16, 2021	291,666
March 2018 Warrants	$ 6.00	150,000	March 21, 2021	150,000
March 2018 Placement
Agent Warrants	$ 7.50	29,166	March 16, 2021	29,166
March 2018 Placement
Agent Warrants	$ 7.50	15,000	March 21, 2021	15,000
2018 Firm Warrants	$ 0.75	20,000,000	October 16, 2023	20,000,000
2018 Pre-Funded Warrants	$ 0.01	1,616,667	October 16, 2023	1,616,667
October 2018 Placement
Agent Warrants	$ 0.9375	1,160,314	October 16, 2023	1,160,314
		23,740,290		23,601,551

During the three and six months ended May 31, 2019, other than 2018 Pre-Funded Warrants as noted above, there were no cash exercises in respect of warrants (three and six months ended May 31, 2018 – Nil) and no cashless exercise (three and six months ended May 31, 2018 - Nil) of warrants, resulting in the issuance of Nil (three and six months ended May 31, 2018 – Nil) and Nil (three and six months ended May 31, 2018 - Nil) common shares, respectively.

Details of warrant transactions are as follows:

	March 2013 Warrants	July 2013 Warrants	June 2016 Warrants	October 2017 Warrants	Placement Agent Warrants	March 2018 Warrants	Placement Agent Warrants	Total
Outstanding, December 1, 2017	1,491,742	870,000	2,778,722	1,818,182	181,818	-	-	7,140,464
Issued	-	-	-	-		4,416,667	441,667	4,858,334
Expired	(1,491,742)	-	-	-	-	-	-	(1,491,742)
Outstanding, May 31, 2018	-	870,000	2,778,722	1,818,182	181,818	4,416,667	441,667	10,507,056